RELATED PARTY TRANSACTIONS - Emerald Health Sciences and Joint venture (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019 CAD ($) shares	Sep. 30, 2018 CAD ($)	Sep. 30, 2019 CAD ($) shares	Sep. 30, 2018 CAD ($)	Dec. 31, 2018 CAD ($) shares	May 31, 2019 CAD ($)	Dec. 31, 2017 CAD ($) shares
Disclosure of transactions between related parties [line items]
Research and development expense	$ 1,179,065	$ 92,568	$ 3,412,943	$ 273,521
General and administrative expense	$ 4,338,102	4,735,075	11,821,132	10,691,659
Percentage of share held under related party transactions					31.00%
Interest expense on borrowings			$ 68,493
Borrowings, interest rate	5.00%		5.00%
Proceeds from loan			$ 18,768,423	49,800,000
Emerald Health Sciences Inc. ("Sciences")
Disclosure of transactions between related parties [line items]
Research and development expense			468,738	1,593,738
General and administrative expense			406,262	42
Related party transactions services fees	$ 875,000	$ 1,050,000	2,975,000	3,150,000
Related party transactions as invoices paid on behalf of company	2,022,781		2,022,781
Amount payable to related party	4,977,893		4,977,893		$ 502,194
Amount receivable from related party	$ 31,421		$ 31,421		$ 31,421
Number of common shares issued and outstanding | shares	40,434,242		40,434,242		43,234,242		406,262
Number of common share purchase warrants held	4,411,764		4,411,764		4,411,764		8,489,451
Percentage of share held under related party transactions	27.00%		27.00%
Emerald Health Sciences Inc. ("Sciences") | Amended Loan Agreement with Emerald Health Sciences Inc [Member]
Disclosure of transactions between related parties [line items]
Interest expense on borrowings			$ 265,397	$ 0
Borrowings, interest rate						12.00%
Proceeds from loan			515,233		$ 0
Emerald Health Sciences Inc. ("Sciences") | Amended Loan Agreement with Emerald Health Sciences Inc [Member] | Top of range
Disclosure of transactions between related parties [line items]
Ifrs Line of Credit Facility, Maximum Borrowing Capacity						$ 15,000,000
Pure Sunfarms
Disclosure of transactions between related parties [line items]
Amount payable to related party	$ 1,135,860		1,135,860		1,287,082
Amount receivable from related party	1,075,734		1,075,734		$ 1,942,329
Amount payable for inventory in subsequent to December 31, 2018							$ 255,658
Receivables due from joint ventures	$ 13,000,000		$ 13,000,000